Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2015	Mar. 01, 2014
Assets
Deferred Tax Assets, Property, Plant and Equipment	$ 81	$ 430
Non-deductible reserves	108	120
Unrealized losses on financial instruments	268	120
Deferred Tax Assets, Convertible Debentures	121	95
Deferred Tax Assets, Research and Development	199	41
Tax loss carryforwards	84	25
Other tax carryforwards	15	25
Deferred Tax Assets, Gross	876	856
Deferred Tax Assets, Valuation Allowance	866	783
Deferred income tax assets	10	73
Liabilities
Property, plant and equipment	15	0
Deferred Tax Liabilities Withholding Tax on Unremitted Earnings	33	32
Deferred income tax liabilities	(48)	(32)
Deferred income tax asset-current	10	73
Deferred income tax liability-long-term	(48)	(32)
Net deferred income tax liability	$ (38)	$ 41